Related Party Transactions Disclosure	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

RELATED PARTY TRANSACTIONS

The Company had the following transactions with related parties during the years ended December 31, 2012, 2011 and 2010:

	December 31, 2012		December 31, 2011		December 31, 2010
	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party	Amounts owed to/(by) related party	Purchases (by)/from related party
(in millions)	$	$	$	$	$
Purchases of goods and services (by)/from equity accounted joint ventures and associates
Margaret Water Company	4	-	6	-	3
Societe d'Exploitation des Mines d'Or de Sadiola S.A.	(14)	(2)	(12)	(2)	(8)
Societe d'Exploitation des Mines d'Or de Yatela S.A.	(1)	-	(2)	(1)	(3)
Societe des Mines de Morila S.A.	(3)	-	(4)	-	(8)
Trans-Siberian Gold plc	-	-	-	-	1
	(14)	(2)	(12)	(3)	(15)

	Amounts due by joint venture and associate related parties arising from purchases of goods and services are unsecured and non-interest bearing. See Note 10.

	As at December 31, 2012 and 2011, there are no outstanding balances arising from purchases of goods and services owed to related parties.

	Loans due by equity accounted joint ventures and associates included in Other long-term assets

		2012	2011
		$	$
	Oro Group (Proprietary) Limited (1)	2	1
	AuruMar (Proprietary) Limited (joint venture) (2)	2	5
	Societe d'Exploitation des Mines d'Or de Sadiola S.A. (joint venture) (3)	36	-
	Societe d'Exploitation des Mines d'Or de Yatela S.A. (joint venture) (4)	-	-
	Trans-Siberian Gold plc (5)	-	3
	Thani Ashanti Alliance Limited (joint venture) (6)	-	20

(1)	The loan bears a market related interest rate determined by the Oro Group (Proprietary) Limited’s board of directors and is repayable at its discretion.

(2)	The loan is interest free and has no fixed terms of repayment.

(3)	The loan is repayable on demand and bears interest at a margin of 2 percent over the London Interbank Offered Rate ("LIBOR") per annum.

(4)	A loan of $12 million granted during 2012 was fully impaired during the year. The loan, included in the carrying amount of the joint venture, was repayable on demand and carried interest at a margin of 2 percent over LIBOR per annum.

(5)	The loan was unsecured, carried interest at 8 percent per annum and was converted into ordinary shares during April 2012.

(6)	The loan was repayable in December 2012 but due to non-payment it was fully impaired. A write-off of $37 million is included in equity income in associates.

	There are no allowances for credit losses relating to the loans described above. Credit quality of loans is monitored on an ongoing basis.

	As at December 31, 2012 and 2011, there are no outstanding balances arising from loans owed to related parties.